Provision for (Recoveries) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Current income taxes
Provision for (recovery of) income taxes for the current period	$ 3,244	$ 3,793
Adjustments in respect of prior years and other	1,180	(309)
Total current income taxes	4,424	3,484
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	(606)	213
Effect of changes in tax rates	(74)	43
Adjustments in respect of prior years and other	(576)	246
Total deferred income taxes	(1,256)	502
Provision for income taxes - Consolidated Statement of Income	3,168	3,986
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	65	(3,189)
Deferred income taxes	(452)	(423)
Total provision for (recovery of) income taxes – Statement of Other Comprehensive Income	(387)	(3,612)
Income taxes – other items including business combinations and other adjustments
Current income taxes	(188)	31
Deferred income taxes	(91)	(15)
Income Taxes On Other Non-income Related Items Including Business Combinations And Other Adjustments	(279)	16
Total provision for (recovery of) income taxes	2,502	390
Current income taxes
Federal	2,099	(129)
Provincial	1,380	(36)
Foreign	822	491
Current income tax expense benefit	4,301	326
Deferred income taxes
Federal	(766)	395
Provincial	(453)	263
Foreign	(580)	(594)
Total deferred income tax expense (recovery)	(1,799)	64
Total provision for (recovery of) income taxes	$ 2,502	$ 390